Share-based Compensation Expenses - Narratives (Details) ¥ in Thousands	1 Months Ended			12 Months Ended
	Apr. 30, 2023 shares	Apr. 30, 2014 shares	Dec. 31, 2012 shares	Dec. 31, 2025 CNY (¥) M shares	Dec. 31, 2025 CNY (¥) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 $ / shares
Share-based Compensation Expenses
Outstanding options, number of shares				34,428,763	34,428,763	35,081,495	35,081,495
Total intrinsic value of options exercised | ¥				¥ 72		¥ 148		¥ 117
Granted (in dollars per share) | $ / shares					$ 0		$ 0		$ 0.27
Total fair value of share options vested | ¥				¥ 4,107		¥ 13,234		5,172
Granted (in shares)				0		0
Employee Stock Option
Share-based Compensation Expenses
Unrecognized compensation expense | ¥				¥ 4,533	$ 4,533
Recognition period for unrecognized compensation cost (in years)				11 months 4 days
Restricted shares
Share-based Compensation Expenses
Total fair value of share other than options vested | ¥				¥ 286		¥ 290		¥ 490
Unrecognized compensation expense other than options | ¥				¥ 29	$ 29
Recognition period for unrecognized compensation cost (in years)				4 months 6 days
2008 Plan
Share-based Compensation Expenses
Number of additional shares authorized (in shares)			18,375,140
2008 Plan | Minimum
Share-based Compensation Expenses
Contractual term (in years)				6 years
2008 Plan | Maximum
Share-based Compensation Expenses
Contractual term (in years)				10 years
2014 Plan
Share-based Compensation Expenses
Threshold percentage of ordinary shares reserved under the Plan		1.00%
Percentage of outstanding stock maximum		5.00%
Contractual term (in years)				10 years
2014 Plan | Class A ordinary shares
Share-based Compensation Expenses
Number of additional shares authorized (in shares)	17,542,440
Maximum number of shares authorized (in shares)	59,506,703	41,964,263
Both 2008 and 2014 Plan
Share-based Compensation Expenses
Vesting period (in years)				4 years
Percentage of vesting of award				0.25%
Number of equal monthly installments for remaining vest | M				36
Outstanding options, number of shares				34,728,763	34,728,763
Both 2008 and 2014 Plan | Restricted shares
Share-based Compensation Expenses
Outstanding shares other than option				18,879	18,879